Investment Strategy	Feb. 27, 2025
INVESCO BALANCED-RISK ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing across multiple macro factors. Under normal market conditions, the Fund’s portfolio management team allocates across three macro factors: growth, defensive and real return, such that no one macro factor drives the Fund’s performance. The Fund’s exposure to these three macro factors will be achieved primarily through investments in derivative instruments (generally having aggregate notional exposure exceeding 65% of the Fund’s net assets), including but not limited to futures, options, currency forward contracts and swap agreements. The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter-term views of the market. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three macro factors. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the macro factors than investing in more traditional assets such as stocks and bonds would allow. The Fund may hold long and short positions in derivatives and in investments in each of the three macro factors; however, the Fund will typically maintain net long exposure to each macro factor, such that the Fund is expected to benefit from general price appreciation of investments in that macro factor. The Fund’s use of derivatives and the leveraged investment exposure created by its use of derivatives are expected to be significant and greater than most mutual funds. The Fund may use quantitative models as part of the investment selection process.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage, including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to a macro factor and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific macro factor through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three macro factors. The portfolio managers select investments to represent each of the three macro factors from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each macro factor and the investments within each macro factor selected in the first step to construct a portfolio that they believe is risk-balanced across the three macro factors. Periodically, the management team re-estimates the risk contributed by each macro factor and investment and rebalances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the macro factors and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether a macro factor and investments in that macro factor are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on a macro factor and related investments. Lastly, the portfolio managers assess the impact of historic price movements for each macro factor and related investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight positions (incurring additional exposure relative to the strategic allocation) and under-weight positions (incurring less exposure relative to the strategic allocation) for the macro factors and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s growth exposure will be achieved primarily through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large-, mid- or small-cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in exchange-traded funds (ETFs) that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s defensive exposure will be achieved primarily through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity.
The Fund’s real return exposure will be achieved primarily through investments in commodity futures and swaps, commodity related ETFs and exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity related ETFs and ETNs and commodity-linked notes. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
A commodity-linked note is a debt security issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of commodity futures contracts. In some cases, the return will be based on a multiple of the performance of the index or basket and this embedded leverage will magnify the positive return or losses the Fund earns from these notes as compared to the performance of the index or basket.
The Fund generally will maintain a substantial portion of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions, or for cash management purposes. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

Invesco Balanced-Risk Commodity Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural/livestock, energy, industrial metals and precious metals. More than 25% of the Fund’s assets may be allocated to investments in one or more of these commodities market sectors, although, in normal market conditions, the Fund seeks to never have absolute short exposure to any of the four commodities sectors.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the commodities market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis, and this portion of the Fund holds only long positions in derivatives. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the commodities market. The tactical asset allocation process will result in the Fund having long and short positions within the four sectors of the commodities markets in which the Fund invests. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions primarily through the use of derivatives and other investments that create economic leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to commodities. The portfolio managers make these adjustments to balance risk exposure (as part of the strategic process) and to add long or short exposure to commodities (as part of the tactical process) when they believe it will benefit the Fund. Using derivatives allows the portfolio managers to implement their views more efficiently and to gain more exposure to commodities than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value.
The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to commodities and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if Invesco Advisers, Inc. (Invesco or the Adviser) gains exposure to commodities through an instrument that provides leveraged exposure to commodities, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within four commodity sectors (agricultural/livestock, energy, industrial metals and precious metals). The portfolio managers select investments to represent each of the four commodity sectors from a universe of investments in over twenty separate commodities. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk and term structure of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight the investments to construct a portfolio that they believe is both risk-balanced and offers attractive term structure characteristics. Periodically, the management team re-estimates the risk contributed by each investment and rebalances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the investments. Lastly, the portfolio managers assess the impact of historic price movements for the investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional investments relative to the strategic allocation) and under-weight (selling investments relative to the strategic allocation) positions for investments across and within the four commodity sectors.
When the tactical position is negative for an investment and its size is larger than the strategic position for that investment, the result is a short derivative position. The size and number of short derivative positions held by the Fund will vary with the market environment. In some cases there will be no short derivative positions in the Fund. The Fund’s long positions in derivative instruments generally will benefit from an increase in the price of the underlying investment. The Fund’s short positions in derivative instruments generally will benefit from a decrease in the price of the underlying investment.
The Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary).
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index.  In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses the Fund earns from these notes as compared to the index.
The Fund generally will maintain a substantial portion of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds and U.S. government securities, as margin or collateral for the Fund’s obligations under derivative transactions, or for cash management purposes. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which the Fund principally invests include but are not limited to futures, options and swap agreements. Options will principally be used to gain or limit exposure to equity, debt and currency markets and securities.
The Fund may invest in Rule 144A and other exempt securities.

Invesco Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade debt securities (generally referred to as “bonds”), and in derivatives and other instruments that have economic characteristics similar to such securities. Debt securities can include:
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Domestic and foreign corporate debt obligations;
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Domestic and foreign government debt obligations, including U.S. Government securities;
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Mortgage-related securities;
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Asset-backed securities; and
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Other debt obligations.
The portfolio managers’ overall strategy is to seek to build a diversified portfolio of corporate and government bonds. The Fund’s investments in U.S. Government securities may include securities issued or guaranteed by the U.S. Government or its agencies or federally-chartered entities referred to as “instrumentalities.” There is no required allocation of the Fund’s assets among the above classes of securities, but the Fund focuses mainly on U.S. Government securities and investment-grade corporate debt securities. Some of the U.S Government securities that are issued directly by the U.S. Treasury that the Fund may invest in are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). When market conditions change, the portfolio managers might change the Fund’s relative asset allocation.
The Fund invests in securities that are rated investment-grade. Investment-grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings (S&P), or Baa3 or higher by Moody’s Investors Service (Moody’s), or the equivalent by another nationally recognized statistical rating organization (NRSRO). If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned. The Fund may also invest in unrated securities, in which case the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a NRSRO. The Fund may also invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions and securities exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act.
The Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decrease about 3%. To try to decrease volatility, the Fund seeks to maintain a weighted average effective portfolio duration within +/- two years of the duration of the Bloomberg U.S. Aggregate Bond Index, measured on a dollar-weighted basis using the effective duration of the securities included in the portfolio and the amount invested in each of those securities. However, the duration of the portfolio might not meet that target at all times including due to market events or interest rate changes that cause debt securities to be repaid more rapidly or more slowly than expected.
The Fund may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Fund may not invest more than 20% of its net assets in foreign debt securities.
The Fund may also use derivatives to seek increased returns or to seek to increase or decrease its exposure to certain markets or to seek to manage investment risks. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Futures, swaps, forward contracts, options, and “structured” notes are examples of some of the types of derivatives the Fund can use.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. TBA transactions may be conducted as dollar rolls. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.
The Fund may hold a portion of its assets in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund's obligations under the TBA transactions, or for cash management purposes.
In selecting investments for the Fund, the portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The Fund mainly seeks income earnings on the Fund’s investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security or from other investment techniques.
The Fund may sell securities that the portfolio managers believe no longer meet the above criteria.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
The Fund's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (ESG) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.

Invesco Developing Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund mainly invests in common stocks of issuers in developing and emerging markets throughout the world and at times it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers whose principal activities are in a developing market, i.e. are in a developing market or are economically tied to a developing market country, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund will invest in at least three developing markets. The Fund focuses on companies that the portfolio manager believes have above-average earnings growth.
In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital International (MSCI) emerging markets indices or excluded from an index that captures representation across developed market countries, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries and stock markets with similar characteristics as such countries. For purposes of the Fund’s investments, a determination that an issuer is economically tied to a developing market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues from a developing market. Such a determination can also be based, in whole or in part, on inclusion of an issuer or its securities in an index representative of developing or emerging markets, or on its “country of risk” being a developing market country as determined by a third party service provider.
The Fund may invest directly in certain eligible China A Shares through Stock Connect (a securities trading and clearing program designed to achieve mutual stock market access between the People’s Republic of China (PRC) and Hong Kong), or, for operational efficiency and regulatory considerations, through an investment in a private investment vehicle organized under Delaware law (the “Private Fund”). The Private Fund may invest in companies established or operating in, or with significant exposure to, the PRC or other developing markets countries. The Private Fund’s managing member, OppenheimerFunds, Inc., has full and exclusive discretionary authority to manage the day-to-day operations of the Private Fund and to invest its assets. The Fund’s investment in the Private Fund may vary based on the portfolio manager’s use of different types of investments that provide exposure to Chinese securities (through Stock Connect). Since the Fund may invest a portion of its assets in the Private Fund, the Fund may be considered to be investing indirectly in such securities through the Private Fund.
The Fund can invest in common and preferred stocks and debt securities of U.S. companies. It can also hold U.S. corporate and government debt securities for defensive and liquidity purposes. In addition to common and preferred stocks, the Fund can invest in other equity or “equity equivalents” securities such as convertible securities, rights or warrants. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances. Under normal market conditions, the Fund currently does not expect to invest a significant amount of its assets in securities of U.S. issuers or debt of any issuer.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund can invest in derivative instruments, including forward foreign currency contracts to manage currency or exchange rate risk.
In selecting investments for the Fund, the portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development, and competitive position in its industry. The portfolio manager also looks for newer or established businesses that he believes are entering into a growth cycle, have the potential for accelerating earnings growth or cash flow, and possess reasonable valuations. The portfolio manager considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The portfolio manager may invest in growth companies of different capitalization ranges in any developing market country. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio manager may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio manager's assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio manager may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio manager may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.

Invesco Discovery Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund mainly invests in common stocks of U.S. companies that the portfolio managers expect to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above average growth rates. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “mid-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund defines a mid-capitalization issuer to be one that has a market capitalization within the range of market capitalizations of the issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. This range is subject to change at any time due to market activity or changes in the composition of that index. The range of the Russell Midcap Growth Index is reconstituted annually to preserve its capitalization characteristics. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. An issuer’s “market capitalization” is the value of its outstanding stock.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities, but currently does not intend to invest substantially in such securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on what they believe to be high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Invesco Emerging Markets Local Debt Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, determined by the Adviser in its discretion, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities that are economically tied to emerging market countries and denominated in local (non-U.S.) currencies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund typically invests in at least three emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. Debt securities that the Fund considers to be economically tied to emerging market countries include debt securities issued by sovereign entities of emerging market countries, or corporations that are organized, headquartered or domiciled, or whose principal activities or country of risk, as determined by a third party service provider, are in emerging market countries. The Fund can invest in various types of debt securities, generally referred to as “bonds,” including government bonds, corporate debt obligations, “structured” notes, participation interests in loans, “zero coupon” or “stripped” securities, certain mortgage-related securities or asset-backed securities and other debt obligations.
The Fund may buy securities issued by companies of any size or market capitalization range and at times might emphasize securities of issuers in a particular capitalization range. It can invest in debt securities having short, intermediate or long maturities.
The Fund does not limit its investments to a particular credit quality or rating category and can invest without limit in securities rated or that are below investment grade (also referred to as “junk bonds”). “Investment grade” debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P). If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned. The Fund may also invest in unrated securities, in which case the Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations.
The Fund also uses derivatives to seek increased returns or to try manage investment risks, including, for example, options, forward contracts, futures contracts, swaps and “structured” notes.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
In selecting securities, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle, political factors and exchange rates across countries. As part of the Fund’s investment process, to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers also consider both quantitative and qualitative environmental, social and governance (“ESG”) factors they believe to be material to understanding an issuers fundamentals and apply a scoring methodology designed to determine which securities are eligible to include in the Fund's portfolio. The Adviser generally seeks to exclude investments with low ESG scores. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers’ assessment of issuers eligible for investment and not necessarily determinative of an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers with a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time and one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
The Fund currently focuses on investment opportunities for higher yields than are available in U.S. markets and opportunities in investments denominated in foreign currencies that compare favorably to the U.S. dollar. The portfolio managers seek to actively manage foreign currency exposure both to help reduce risk and to seek to enhance return. These factors may vary in particular cases and, along with the Fund’s investment focus, may change over time.

Invesco EQV Emerging Markets All Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund invests in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers in emerging markets countries.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

Invesco Global Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by allocating its assets among equity securities, fixed-income securities, and various other types of investments, including exchange-traded funds (ETFs), from all over the world. The Fund will attempt to take advantage of long- and short-term fluctuations in the global markets by allocating its assets across a variety of asset classes. Such allocations may vary significantly from time to time. The Fund may invest in any market that the portfolio managers believe may offer an attractive investment opportunity. This investment flexibility is intended to allow the Fund to respond to, and seek to benefit from, changes in the global economic, political, and social landscape. The portfolio managers will analyze the overall investment opportunities and risks in the global markets and across asset classes in making investment decisions.
Generally, there are no geographic restrictions on where the Fund may invest and no restrictions on the amount of the Fund’s assets that can be invested in either U.S. or foreign securities, including securities of issuers in developing and emerging markets. Generally, during normal market conditions, the Fund will include a mix of equity securities, fixed-income securities, and various other types of investments. At any given time, however, the Fund may emphasize fixed-income securities, equity securities or other types of investments.
The Fund may invest in all types of equity securities, including common stock, preferred stock, convertible securities, rights and warrants, and other securities or instruments whose prices are linked to the value of common stock. The Fund does not limit its investments to issuers in a particular market capitalization range and at times may invest a substantial portion of its assets in one or more particular market capitalization ranges.
The Fund may invest in debt securities of any kind and of varying duration and maturities. Examples include, but are not limited to, securities that pay a fixed or fluctuating rate of interest, securities convertible into equity securities, securities issued or guaranteed by the U.S. federal and state governments or by their agencies and instrumentalities, securities issued or guaranteed by foreign governments, international agencies or supranational entities, securities issued or guaranteed by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, inflation-indexed bonds, structured notes, loan assignments and loan participations.
The Fund may invest without limit in below-investment-grade debt securities (commonly referred to as “junk bonds”), including distressed securities. Investment-grade debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody’s Investors Service (Moody’s) or S&P Global Ratings (S&P). The Fund may also invest in unrated securities, in which case the Fund’s investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.
The portfolio managers may seek to adjust exposures, enhance investment returns, and hedge market risks through the use of short sales and a variety of derivative instruments including, but not limited to, futures, options, forward contracts and swaps. The Fund may invest in the securities of other investment companies, including ETFs, as well as other entities sponsored and/or advised by the investment adviser or an affiliate, subject to the limits of the Investment Company Act of 1940 or any rules thereunder. At times, the Fund’s investments in ETFs may be significant. In addition, the Fund may invest in other types of investments including, but not limited to, commodity futures, event-linked securities, currency-related investments, real estate-related investments and precious metals-related investments.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and ETFs and other exchange-traded products related to gold or other special minerals (Gold ETFs). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. In managing the Subsidiary's portfolio, the Adviser is subject to the same operational guidelines that apply to the management of the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund’s investment in the Subsidiary may vary based on the portfolio managers’ use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
The Fund may invest directly in, or indirectly through the Subsidiary or by means of derivative instruments, securities issued by companies that are involved in mining or processing or dealing in gold or other metals or minerals. These securities are described as “Mining Securities.” The Fund may also invest up to 10% of its total assets in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. These investments are referred to as “Metal Investments.”
The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (referred to as Rule 144A Securities).

Invesco Global Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. infrastructure-related companies and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund will concentrate its investments in the Infrastructure Industry. The Fund considers a company to be an infrastructure-related company if it derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets, which include, among other types of assets, the physical structures, networks and systems of transportation, energy, water and sewage, and communication. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets (such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The principal type of equity security in which the Fund invests is common stock.
The Fund may also invest in infrastructure-related companies organized as master limited partnerships (MLPs), including up to 20% of its net assets in MLPs that are not taxed as regular corporations for U.S. federal income tax purposes. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S, including depositary receipts. The Fund may invest up to 25% of its net assets in securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund may invest in securities of issuers of all capitalization sizes.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
The Fund can use futures contracts, including currency futures, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.
The portfolio managers’ investment process incorporates both fundamental and securities analysis. The investment process includes a bottom-up stock selection methodology that evaluates and ranks potential investments according to relative value using earnings data and other fundamental variables. This analysis generally favors those companies with characteristics such as more consistent cash flow growth, positive earnings revisions, relatively attractive multiples to cash flow and assets to price, sustainable dividends, and favorable investor reception relative to peers.
The investment process also incorporates macro level risk control and attempts to predict the potential effects that variables such as country/currency exposure, regional economic expectations, population growth, and demand trends have on the asset holdings of each individual company. This macro component seeks to identify infrastructure-related companies offering the best expected relative fundamentals. Individual stocks are then selected based upon expected excess return within defined risk constraints that include beta, tracking error to the benchmark, geographic region, asset type and liquidity.
The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio sectors and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.
The portfolio managers will consider selling a security if, among other things, (1) relative valuation falls below the desired levels; (2) a change in fundamentals occurs, either company specific or industry wide; (3) the risk-return relationship changes significantly; or (4) a more attractive investment opportunity is identified.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.

Invesco Global Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests mainly in debt securities, including foreign and U.S. government bonds and notes, mortgage-related securities, corporate debt obligations, including lower-grade, high-yield domestic and foreign corporate debt obligations, “structured” notes, participation interests in loans, investments in pooled investment entities (including those that invest in loans), asset-backed securities and “zero coupon” and “stripped” securities.
Under normal market conditions, the Fund invests a substantial portion of its assets in a number of different countries, including the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund’s foreign investments may include debt securities of issuers in both developed and emerging markets. The Fund has no limitations regarding the range of maturities of the debt securities it can buy or the market capitalization of the issuers of those securities.
The Fund can invest in investment grade or lower-grade, high-yield debt securities. “Investment grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P). If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned. The Fund may also invest in unrated securities, in which case the investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser‘s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Although the Fund normally invests a substantial portion of its assets in lower-grade, high-yield debt securities, it can buy investment-grade debt securities without limit. The Fund may also invest in certain restricted securities and securities exempt from registration under the Securities Act of 1933 (Securities Act) including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act (referred to as Rule 144A Securities). The Fund may also invest in exchange-traded funds and other investment companies.
The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. A substantial portion of the Fund’s assets may be subject to forward roll transactions at any given time.
The Fund may also use derivatives for investment purposes or to manage investment risks, including options, futures, forward contracts, swaps and “structured” notes. The Fund actively manages foreign currency exposure, both to reduce risk and to seek to enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.
The portfolio managers analyze the overall investment opportunities and risks across global fixed income markets in which the Fund invests and seek to moderate the special risks of investing in lower-grade, high-yield debt instruments and foreign securities by building a broadly diversified portfolio. The Fund’s diversification strategies are intended to help reduce share price volatility while seeking current income. The portfolio managers currently focus on securities that they believe offer a balance of income and total return, securities whose market prices tend to move in different directions (to seek overall portfolio diversification), and relative values across global fixed income markets. These factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

INVESCO Health Care Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care industry. The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within the health care industry. Such other available information may include industry classifications from any one or more third-party providers, such as those using the Global Industry Classification Standard (GICS®), the North American Industry Classification System (NAICS), or the Bloomberg Industry Classification System (BICS).
Issuers engaged in health care-related industries include those that design, provide, distribute, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that make or sell medical products, and companies that own or operate health care facilities and systems).
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest in securities of foreign issuers including up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund, the portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals and the strength of an individual issuer before considering the impact of overall economic, market, sector or industry trends. This approach includes analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and its industry position. The portfolio manager currently focuses on companies that the portfolio manager believes are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio manager may vary in particular cases and may change over time.

Invesco International Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests mainly in debt securities of foreign government and corporate issuers. The Fund can invest in various types of debt securities, generally referred to as “bonds,” including government bonds, corporate debt obligations, “structured” notes, participation interests in loans, “zero coupon” or “stripped” securities, certain mortgage-related securities or asset-backed securities and other debt obligations.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund typically invests in at least three countries other than the United States. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.
The Fund may buy securities issued by companies of any size or market capitalization range and at times might emphasize securities of issuers in a particular capitalization range. It can invest in debt securities having short, intermediate or long maturities.
The Fund does not limit its investments to a particular credit quality or rating category and can invest without limit in securities rated below investment grade (commonly called “junk bonds”). “Investment grade” debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P). If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned. The Fund may also invest in unrated securities in which case the Fund’s investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Fund may also invest in certain restricted securities and securities exempt from registration under the Securities Act of 1933, as amended (Securities Act) including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act (referred to as Rule 144A Securities).
The Fund may also use derivatives to seek increased returns or to try to manage investment risks, including, for example, options, forward contracts, futures contracts, swaps, and “structured” notes. The Fund actively manages foreign currency exposure, both to reduce risk and to seek to enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.
In selecting securities, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle, political and macroeconomic factors that affect exchange rates and interest rates in both emerging market and developing countries. The portfolio managers currently focus on investment opportunities for higher yields than are available in U.S. markets and opportunities in investments denominated in foreign currencies that compare favorably to the U.S. dollar. These factors may vary in particular cases and may change over time.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund’s investment in the Subsidiary may vary based on the portfolio managers’ use of different types of foreign securities and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Invesco Macro Allocation Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund’s investment strategy is designed to seek to provide capital loss protection during down markets. Under normal market conditions, the Fund’s portfolio management team allocates across three macro factors: growth, defensive and real return, such that no one macro factor drives the Fund’s performance. The Fund’s exposure to these three macro factors will be achieved primarily through investments in derivative instruments (generally having aggregate notional exposure exceeding 65% of the Fund’s net assets), including but not limited to futures, options, currency forward contracts and swap agreements.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three macro factors. The portfolio managers make these adjustments when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the macro factors than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and typically greater than most mutual funds. The Fund may use quantitative models as part of the investment selection process. In addition, the Fund may invest directly in common stock.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund’s investment strategy seeks to achieve a positive absolute return over a complete economic and market cycle, notwithstanding the expected short and intermediate term volatility in the net asset value of the Fund.
The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to a macro factor and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific macro factor through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Fund seeks to implement its strategy through the combination of two components – an adaptive positioning component and a diversified defensive component – using a process that has three steps. The first step is adaptive positioning, which involves selecting representative investments for each macro factor from a large universe of potential investments. The portfolio managers seek to construct the portfolio so that an approximately equal amount of risk comes from growth, defensive and real return allocations. Tactical adjustments to the Fund’s portfolio are then made periodically to try to take advantage of shorter-term market dynamics. The adaptive positioning component is based on the premise that over the long term, macro factors typically generate an excess return over cash. This component seeks to capitalize on the long-term characteristics of macro factors by capturing market trends by taking both long and short positions across global equity, government bond, foreign currency and commodity markets.
The second step of the process is diversified defensive positioning, in which the portfolio managers seek to invest in instruments and use strategies that are expected to have defensive properties during market turbulence. These assets and strategies may include the use of high quality sovereign debt, long equity put options, defensive equity factor premia (e.g., momentum, low volatility and quality) and select commodities. The diversified defensive component is designed to exhibit low correlation to broad capital markets and thereby seeks to provide a level of defense to the Fund’s overall strategy.
In the third step of the process, the final portfolio is compiled to seek to achieve a long-term correlation to equities of zero. From a risk-contribution perspective, the adaptive positioning is designed to generally contribute approximately 80% of the portfolio’s aggregate risk, while the diversified defensive positioning is designed to generally contribute 20% of the portfolio’s aggregate risk.
The size and number of short derivative positions held by the Fund will vary with the market environment. In some cases there will be no short derivative positions in the Fund. In other cases the net short derivative exposure of the Fund (the amount by which short positions exceed long positions) could be 50% of net asset value or higher. The Fund’s long positions in derivative instruments generally will benefit from an increase in the price of the underlying investment. The Fund’s short positions in derivative instruments generally will benefit from a decrease in the price of the underlying investment.
The Fund’s growth exposure will be achieved primarily through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large-, mid- or small-cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in ETFs that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s defensive exposure will be achieved primarily through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity.
The Fund’s real return exposure will be achieved primarily through investments in commodity-related ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity-linked notes, commodity-related ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary. In managing the Subsidiary's portfolio, the Adviser is subject to the same operational guidelines that apply to the management of the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.
The Fund generally will maintain a substantial portion of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions, or for cash management purposes. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

Invesco Multi-Asset Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by actively allocating assets across multiple income producing asset classes and strategies. The Adviser’s Global Asset Allocation (GAA) Team employs risk balancing strategies intended to manage interest rate, equity and credit risk to seek to create a balanced risk profile for the Fund. The GAA Team implements the Fund’s investment strategy and tactically adjusts the Fund’s portfolio through direct investments, including derivative and hybrid derivative-type instruments, as well as through affiliated and unaffiliated open-end investment companies, including exchange-traded funds (ETFs), and closed-end investment companies. Invesco Advisers, Inc. (Invesco or the Adviser) expects this strategy to provide protection during periods of economic stress while seeking to meet the Fund’s investment objective.
The Fund invests in high income producing asset classes, as defined below, and government bonds. The high income producing asset classes in which the Fund invests are those that are expected to provide income and which the GAA Team believes will increase in value during periods of economic strength. These asset classes include non-investment grade (high yield or “junk”) debt, emerging markets debt, dividend producing equities, securities of real estate and real estate-related issuers (including mortgage real estate investment trusts (REITs), equity REITs, and equity securities of global companies principally engaged in the real estate industry), preferred equities, master limited partnerships (MLPs) and floating rate debt securities and loans. The Fund may also obtain exposure to the foregoing asset classes through equity-linked notes (ELNs), including through ELNs on ETFs or indices. The Fund may also use ELNs to obtain exposure to other equity securities and broad-based equity market indices. The Fund also invests in government bonds that are expected to provide income and which the GAA Team believes will increase in value during periods of economic stress. The
GAA Team determines how to allocate the portfolio among the different asset classes based on yield, liquidity, risk, correlation and tax treatment.
ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of investing in one or more reference securities (such as a single stock, ETF, or an index or basket of securities (underlying securities)) and a related derivative, such as a put or call option (or a combination thereof), in a single note form (typically senior, unsecured debt) issued by financial institutions. The options within the ELNs in which the Fund invests will generally have covered call and/or cash secured put strategies embedded within them. When the Fund purchases an ELN from the issuing counterparty, the Fund is generally entitled to receive a premium generated by options positions within the ELN. Therefore, the ELNs are intended to provide recurring cash flow to the Fund based on the premiums received from selling the options. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of the underlying securities to the exercise price of the call option (plus the premium received).
The Fund’s high yield debt investments consist of debt securities of U.S. and foreign issuers that are determined to be below investment grade quality. These types of securities are commonly known as “junk bonds.” Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings, a division of S&P Global, Inc. (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The Fund invests principally in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the Adviser. The Fund may also invest in debt securities of foreign issuers that are determined to be below investment grade quality. The Fund can use derivative instruments, such as credit default swaps and credit default index swaps to manage its exposure to high yield debt investments. The Fund also may invest in Rule 144A private placement securities. There is no requirement with respect to the maturity or duration of high yield debt securities in which the Fund may invest.
The Fund’s emerging markets debt exposure may include investments in U.S. dollar-denominated government bonds, and sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority investor is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. The Fund has no requirement with respect to the maturity or duration of the emerging markets debt securities in which the Fund may invest. The Fund can also invest in credit linked notes and derivative instruments such as credit default index swaps to manage its exposure to emerging markets debt investments.
The Fund’s preferred equity exposure may include investments in fixed rate U.S. dollar-denominated preferred securities that comprise The ICE BofA Core Plus Fixed Rate Preferred Securities Index (Preferred Equity Index). When utilizing an indexing approach, the Fund will generally invest in all of the securities in the Preferred Equity Index in their approximate weightings. However, where it may not be possible or practicable to purchase all of those securities in those same weightings, the Fund may utilize a “sampling” methodology to seek to track the performance of the Preferred Equity Index. The Preferred Equity Index is a market capitalization-weighted index designed to measure the performance of fixed rate U.S. dollar-denominated domestic preferred securities issued in the U.S. domestic market. The Preferred Equity Index includes both traditional and other preferred securities. Unlisted preferred securities are excluded from the Preferred Equity Index, but unlisted senior or subordinated debt-like securities are eligible for inclusion. The Preferred Equity Index may include Rule 144A securities. Securities are selected for the Preferred Equity
Index using a rules-based methodology. Qualifying securities must be rated at least B3 (based on an average of ratings by Moody’s, S&P and Fitch Ratings, Inc. (“Fitch”)) and must have an investment grade country risk profile (based on an average of Moody’s, S&P and Fitch foreign currency long-term sovereign debt ratings). To be included in the Preferred Equity Index, qualifying securities must have a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million.
The Fund’s exposure to real estate and real estate-related issuers may include investments in equity securities of global companies principally engaged in the real estate industry, and mortgage REITs and equity REITs. The Fund may also invest in mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years.
The Fund also can make investments in the securities of MLPs. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund may invest in securities of MLPs of all capitalization sizes. The Fund may also invest in exchange-traded notes (ETNs).
The Fund also can make investments in (i) senior secured floating rate loans made by banks and other lending institutions, (ii) senior secured floating rate debt instruments, (iii) unsecured bank loans, and (iv) secured and unsecured notes and bonds. The floating rate loans and floating rate debt securities may be rated below investment grade. Some of the floating rate loans and debt securities in which the Fund may invest will be considered illiquid. The Fund may also invest in floating rate U.S. dollar-denominated preferred securities.
The Fund’s government bond exposure includes investments in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations (including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal Securities program (i.e. STRIPS)); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The Fund also may invest in securities issued by foreign governments.  The Fund also may use treasury futures (including U.S. Government and foreign government bond futures) and options on treasury futures (including U.S. Government and foreign government bond futures) to adjust the duration of the portfolio of government bonds.
The Fund may invest in securities or loans of issuers located in foreign countries, all of which may be securities or loans of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can use derivative instruments for risk management, portfolio management, earning income, managing (increasing or decreasing) target duration, gaining or reducing exposure to a particular asset class or hedging its exposure to non-U.S. currencies.  The Fund’s use of derivatives will involve the purchase and sale of treasury futures (including U.S. Government and foreign government bond futures), equity index futures, options on treasury futures, options (including equity options), interest rate swaps, credit default index swaps, credit default swaps, forward foreign currency contracts and other related instruments and techniques. The Fund’s investments in certain derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives.
The Fund may hold significant levels of cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions, or for cash management purposes.
The Fund’s portfolio managers consider selling a security or other investment, or covering a short position, (1) for risk control purposes, (2) when its income or potential for return deteriorates or (3) when it otherwise no longer meets Invesco’s investment selection criteria.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Invesco Fundamental Alternatives Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Invesco Advisers, Inc. (Invesco or the Adviser), exercises a flexible overall strategy in selecting investments by using multiple alternative investment strategies, certain of which may use long and short positions, to build a portfolio in pursuit of the Fund’s investment objective. The portfolio managers seek to identify investments and strategies that focus on mitigation of downside risk and have the potential for investment returns that have low correlation to traditional asset classes. The portfolio managers seek to allocate the Fund’s assets across alternative investment strategies based on their view of the attractiveness of the various strategies and their risks to the Fund at any given point in time based on market conditions. The Fund is expected to have long and/or short exposure across all four major asset classes (equities, fixed income, commodities and currencies), but at times the Fund may emphasize one or more of the asset classes or limit the long and/or short exposures within one or more of the asset classes depending on the portfolio managers’ view of the opportunities available. The Fund may invest a substantial portion of its assets in active and passive exchange-traded funds (ETFs).
The portfolio managers generally use an investment approach in which the Fund seeks to buy (i.e., go long) an asset when it has been doing well or sell (i.e., go short) an asset when it has been doing poorly. The portfolio managers may use the following strategies as part of this investment approach: long/short equity strategies, long/short fixed income strategies, long/short commodity strategies, and long/short currency strategies. The Fund’s overall long or short positioning within these strategies can vary based on market conditions. The Fund may take both long and short positions simultaneously. Short positions can be held for various purposes, including to express views in a particular area of the market, to hedge the
Fund’s overall risk, or to hedge a specific position held by the Fund. The Fund will limit its total short sale positions to no more than 40% of its net assets at the time the short sale is entered into. The Fund currently intends, under normal circumstances, to implement its short market exposure through derivatives, rather than actual short sale positions (i.e., actual short sales of securities). Derivative instruments that provide short market exposure such as options, futures, swaps or forward foreign currency contracts are not deemed to constitute short sale positions for purposes of this limitation.
As part of the investment process, the portfolio managers may utilize factor-based strategies that involve systematically targeting securities exhibiting quantifiable issuer characteristics (or factors) of the underlying companies, industries and indices, along with a top-down macroeconomic overlay. These factors include, but are not limited to, momentum, value, quality, carry, size and volatility. The above factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe no longer meet these factors but is not required to do so. The portfolio managers typically attempt to allocate the Fund’s assets across the strategies discussed above in a way that seeks to provide strong risk-adjusted return potential. In response to changing market, economic, company, and industry-specific conditions and/or valuations and risk allocation fluctuations, the portfolio managers may change the Fund’s allocation to a particular strategy and may also implement new strategies or reduce the Fund’s allocation to any strategy to zero.
The Fund may invest a substantial portion of its assets in foreign securities, including companies in developed and emerging market countries and has no limit on the amount it can invest in such securities.
To implement the multiple strategies described above, the Fund may hold long and short positions in a variety of instruments, which include:
Equity Securities. The Fund may invest in common stocks of U.S. and foreign companies without regard to the issuer’s location, size, market capitalization or industry sector, as well as ETFs with exposure to these instruments. The Fund may invest in equity securities of any investment style, including value, core, and growth investing styles.
Fixed Income Instruments. The Fund may invest in fixed income instruments, including bonds and notes or other debt securities issued by U.S. and foreign companies and governments, money market instruments, corporate bonds, and convertible bonds. The Fund may invest in investment grade or below-investment-grade debt securities (commonly referred to as “junk bonds”). The Fund may invest without limit in securities that are rated below-investment-grade and at times may invest substantial amounts of its assets in those securities. Investment-grade debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations (NRSROs) such as Moody’s Investors Service or S&P Global Ratings. The Fund may also invest in unrated securities, in which case the Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below investment-grade categories similar to those of NRSROs. The Fund may also invest in other fixed income securities, including asset-backed securities, mortgage-backed securities, participation interests in loans, pooled investment entities that invest in loans, and senior floating rate loans (collateralized or uncollateralized). The Fund can also invest in ETFs with exposure to the above instruments.
Derivatives and Other Assets. The Fund may invest in derivative instruments and other assets, including options, futures, forward contracts, swaps (including on equity and fixed income securities and indices, commodities, interest rates, currencies and volatility), “structured” notes, mortgage-related securities, equity-linked debt securities, commodity-linked derivatives, and currency derivatives.
Cayman Islands Subsidiary. The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary may invest in commodity-linked derivatives (including commodity futures, financial futures, options, and swap contracts), ETFs and other exchange-traded products related to gold or other special minerals (Gold ETFs), and ETFs with exposure to other commodities (Commodity ETFs). The Subsidiary may also invest in certain fixed-income investments and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. In managing the Subsidiary’s portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund’s investment in the Subsidiary may vary based on the portfolio managers’ use of different types of commodity-linked derivatives, fixed income investments, Gold ETFs, Commodity ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary, and the Fund will be subject to the risks associated with any investment by the Subsidiary.